UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825

American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices) (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2018

American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small
business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-
Q,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-
Q
unless the Form displays a currently valid Office of Management and
Budget
("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing
the burden to the Secretary, Securities and Exchange Commission, 450
Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection
of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
October 31, 2018
(unaudited)

				Market
Common Stocks 100.07%	Shares			Value

Diversified Co. 11.02%

Chemed Corp			4,693	1,428,221
Honeywell Intl Inc.			2,414	349,595
Garrett Motion Inc.*			241	3,656
		-	----------------------
				1,781,472

Computer Software & Svcs 9.97%

Fair, Isaac Corp.*			8,359	1,610,863
		-	----------------------
				1,610,863

Biotechnology 8.54%

Amgen Inc.			5,287	1,019,281
Biogen, Inc. *			691	210,250
Novo Nordisk A/S	3,490		150,698
		-	----------------------
				1,380,229

Machinery 6.68%

Middleby Corp*			5,817	653,249
Flowserve Corp			9,281	425,998
		-	----------------------
				1,079,247

Semiconductor Cap. Equip. 6.54%

Teradyne Inc.			30,667	1,056,478
		-	----------------------
				1,056,478

Computer & Peripherals 6.09%

Cisco				21,530	984,997
			-	----------------------
					984,997

Cable TV 4.94%

Charter Communications, Inc.*				2,490	797,721
			-	----------------------
					797,721

Semiconductor 4.08%

Intel Corp.				13,240	620,691
NVIDIA Corporation				180	37,950
			-	----------------------
					658,641

Environmental 3.79%

Waste Management				6,846	612,512
			-	----------------------
					612,512

Railroad 3.57%

Kansas City Southern				5,655	576,584
			-	----------------------
					576,584

Online Media 3.52%

Facebook Inc.*				1,521	230,872
Alphabet Inc.*				241	262,830
Tencent Holdings Ltd. ADR				2,200	75,526
			-	----------------------
					569,228

Communication Services 2.64%

AT&T Inc.		12,152		372,823
Verizon Communications Inc.				940	53,665
	-	----------------------
				426,488

Computer Hardware 2.63%

Apple, Inc.		1,795		392,854
EncrSys				400	31,828
	-	----------------------
				424,682

Drug 2.31%

Bristol Myers				5,131	259,321

Johnson and Johnson				818	114,512
			-	----------------------
					373,833

Application Software 2.16%

Microsoft Corporation				3,275	349,803
			-	----------------------
					349,803

Retail - Apparel and Specialty		1.96%

Tracor Supply Company				1,300	119,457
Ulta Beauty Inc.*		400		109,808
Alibaba Group Holdings Limited*				610	86,791
	-	----------------------
					316,056

Chemicals 1.83%

Balchem Corp				1,659	155,365
NewMarket Corp				362	139,718
			-	----------------------
					295,083

ETF 1.68%

KraneShares Boscra MSCI China A				3,550	92,655
Ishares MSCI India				2,970	89,664
Franklin FTSE India				4,400	88,528
	-	----------------------
					270,847

Insurance - Property and Casulity 1.44%

Selective Insurance Group				2,145	139,103
Markel Corporation*				100	109,324
			-	----------------------
					248,427

Transportation and Logistics 1.43%

Norfolk Southern Co.				620	104,054
Old Dominion Freight Line, Inc.				630	82,165
JB Hunt Transport Services Inc.				400	44,244
	-	----------------------
				230,463

Banks 1.38%

JP Morgan Chase & Co				1,040	113,381
Bank of America Corporation				4,000	110,000
			-	----------------------
					223,381

Home Improvement Stores 1.27%

Home Depot, Inc. (The)		1,171	205,955
		-	----------------------
			205,955

Farm and Construction Machinery 1.16%

Caterpillar Inc.		1,549	187,925
		-	----------------------
			187,925

Aerospace & Defense 1.11%

The Boeing Company		270	95,812
Raytheon Company		480	84,019
		-	----------------------
			179,831

Travel & Leisure 1.10%

Hilton Worldwide Holdings Inc		1,220	86,828
Marriott International		780	91,174
	-	----------------------
			178,002

Retail Store 1.10

Dollar Tree Inc.		2,109	177,789
	-	----------------------
			177,789

Industrial Products 1.05%

General Electric Company		4,000	40,400
Vestas Wind Systems A/S ADR		2,500	51,987
Eaton Corporation PLC		970	69,520
Resideo Technologies Inc.*		402	8,469
	-	----------------------
			170,376

Resturants 1.02%

Starbucks Corporation		2,823	164,496
	-	----------------------
			164,496

Entertainment 1.01%

Netflix, Inc.*		540	162,961
		-	----------------------
			162,961

Business Services .67%

Paychex Inc.		1,651	108,124
	-	----------------------
			108,124

Healthcare Providers .63%

HCA Healthcare Inc.		760	101,483
	-	----------------------
			101,483

Steel 0.61%

Nucor Corporation		1,680	99,322
		-	----------------------
			99,322

Health Care Plans .61%

UnitedHealth Group Incorporated		380	99,313
	-	-----------------------
			99,313

Residential Construction .43%

NVR Inc.		31	69,410
	-	----------------------
			69,410

Total Value Common Stocks (cost 7,748,062)	100.07%		16,172,022

Cash and Recevable, less liabilities	-0.15%		(10,607)
-	---------------------

Total Net Assets	100.00%		$16,161,415
	=======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities			7,772,518
Gross Unrealized depreciation on investment securities			(242,643)
		-	------------
Net Unrealized depreciation on investment securities			7,529,875
Cost of investment securities for federal income tax
purposes			8,642,095

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest
rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security
and
is affected by a wide variety of factors, including, for example, the type
of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular
to the security. To the extent that valuation is based on models or inputs
that are less observable or unobservable in the market, the determination of
fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized
in level 3.
The inputs used to measure fair value may fall into different levels of the
fair value hierarchy. In such cases, for disclosure purposes, the level in
the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Equity Level 1 Level 2 Level 3 Total
Common Stock $16,172,022 $0 $0 $16,172,022

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ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal controls over financial
reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report
to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
November 07, 2018